Significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2023
Significant accounting policies [Abstract]
Expected Useful Lives
Depreciation is calculated on a straight-line basis to write off the net cost of each item of property, plant and equipment (excluding land) over their expected useful lives as follows:
Buildings	20 years
Plant and equipment	3-10 years
Mining hardware	4 years